SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-05643

                          ACM Managed Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                        Alliance Capital Management L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 MARK R. MANLEY
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                              Patricia A. Poglinco
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

                       Date of fiscal year end: August 31

             Date of reporting period: July 1, 2005 - June 30, 2006

Item 1.  Proxy Voting Record.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05643
Reporting Period: 07/01/2005 - 06/30/2006
ACM Managed Income Fund, Inc.




======================== ACM MANAGED INCOME FUND, INC. =========================


GRAND CASINOS, INC.

Ticker:                      Security ID:  700690AQ3
Meeting Date: JUL 22, 2005   Meeting Type: Written Consent
Record Date:  JUL 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS TO THE INDENTURES AND For       Did Not    Management
      THE ISSUANCE OF THE GUARANTEES                      Vote

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant:  ACM Managed Income Fund, Inc.




                              By: Marc O. Mayer*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 29, 2006



*By: /s/ Emilie D. Wrapp
     --------------------
         Emilie D. Wrapp
         Secretary